Consolidated Shareholders' Equity - Summary of Expense Recognized Through Equity for Stock Option Plans (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Expense recognized through equity	€ 0	€ 3